Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Schedule of Composition and Movements in Net Intangible Assets
The composition of and movements in net intangible assets in 2020 and 2019 are as follows:

2020
Millions of euros	Balance at 12/31/2019	Additions (1)	Amortization	Disposals	Impairments	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/2020
Service concession arrangements and licenses	8,566	32	(1,001)	(33)	(106)	151	(1,036)	6,573
Software	2,980	467	(1,305)	—	(2)	542	(302)	2,380
Customer base	1,666	6	(372)	—	—	(4)	(58)	1,238
Trademarks	640	—	(51)	—	—	(2)	(75)	512
Other intangible assets	52	11	(6)	—	—	(2)	(4)	51
Intangible assets in process	2,130	595	—	—	—	(1,940)	(51)	734
Total intangible assets	16,034	1,111	(2,735)	(33)	(108)	(1,255)	(1,526)	11,488
(1) Total additions of intangible assets in 2020 amounted to 1,266 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).

2019
Millions of euros	Balance at 12/31/2018	Additions (1)	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/2019
Service concession arrangements and licenses	9,995	25	(1,227)	(495)	333	23	(88)	8,566
Software	2,940	420	(1,464)	(4)	1,113	(6)	(19)	2,980
Customer base	2,138	—	(478)	—	9	(3)	—	1,666
Trademarks	690	—	(58)	—	—	8	—	640
Other intangible assets	77	15	(21)	—	(18)	(1)	—	52
Intangible assets in process	1,016	2,267	—	(1)	(1,146)	—	(6)	2,130
Total intangible assets	16,856	2,727	(3,248)	(500)	291	21	(113)	16,034
(1) Total additions of intangible assets in 2019 amounted to 2,733 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 2).

Schedule of Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2020 and 2019 are as follows:

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	7,062	(399)	(90)	6,573
Software	15,375	(12,986)	(9)	2,380
Customer base	5,071	(3,833)	—	1,238
Trademarks	1,720	(1,207)	(1)	512
Other intangible assets	940	(888)	(1)	51
Intangible assets in process	734	—	—	734
Total intangible assets	30,902	(19,313)	(101)	11,488

Balance at December 31, 2019
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	20,414	(11,848)	—	8,566
Software	17,578	(14,597)	(1)	2,980
Customer base	6,544	(4,878)	—	1,666
Trademarks	1,887	(1,247)	—	640
Other intangible assets	956	(901)	(3)	52
Intangible assets in process	2,130	—	—	2,130
Total intangible assets	49,509	(33,471)	(4)	16,034
The movement in goodwill assigned to each Group segment was as follows:

2020
Millions of euros	Balance at 12/31/2019	Additions	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2020
Telefónica Spain	4,299	—	—	—	—	4,299
Telefónica Brazil	8,814	—	—	—	(2,556)	6,258
Telefónica Germany	4,819	—	—	(261)	—	4,558
Telefónica United Kingdom	4,847	—	—	(4,750)	(97)	—
Telefónica Hispam	2,530	—	(519)	—	(233)	1,778
Telxius Group	2	—	—	(2)	—	—
Others	92	5	—	63	(9)	151
Total	25,403	5	(519)	(4,950)	(2,895)	17,044

2019 (*)
Millions of euros	Balance at 12/31/2018	Disposals	Additions	Write-offs	Exchange rate impact	Balance at 12/31/2019
Telefónica Spain	4,310	(11)	—	—	—	4,299
Telefónica Brazil	8,991	(1)	—	—	(176)	8,814
Telefónica Germany	4,815	—	4	—	—	4,819
Telefónica United Kingdom	4,611	—	—	—	236	4,847
Telefónica Hispam	2,785	(22)	—	(206)	(27)	2,530
Telxius Group	2	—	—	—	—	2
Others	234	(144)	2	—	—	92
Total	25,748	(178)	6	(206)	33	25,403
(*) The movement in 2019 has been restated to reflect the new segments of the Group (see Note 4).